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                                                               HEATHER C. HARKER
                                                       ASSISTANT GENERAL COUNSEL

March 8, 2018

Metropolitan Life Insurance Company
200 Park Avenue
New York, NY  10166


VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

      Re:    New England Variable Annuity Fund I
             File No. 811-01930

Ladies and Gentlemen:

Annual Reports dated December 31, 2017 of the underlying funds are incorporated herein by reference as the reports sent to contract owners of New England Variable Annuity Fund I of Metropolitan Life Insurance Company pursuant to
Rule 30b2-1 under the Investment Company Act of 1940 and are listed as follows:

The Annual Reports for certain portfolios of Brighthouse Funds Trust II are incorporated by reference as filed on Form N-CSR, CIK No. 0000710826, File No. 811-03618.

Sincerely,

/s/ Heather C. Harker

Heather C. Harker
Assistant General Counsel
Metropolitan Life Insurance Company